UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-05796
FFTW Funds, Inc.
(Exact Name of Registrant as Specified in Charter)
200 Park Avenue, 46th Floor, New York, NY	10166
(Address of Chief executive offices)	(Zip code)
Stephen P. Casper President and Chief Executive Officer 200 Park Avenue, 46th Floor, New York, NY 10166
(Name and Address of Agent for Service)
with a copy to: Jack Murphy, Esq. Dechert LLC 1775 I Street, N.W., Washington, D.C. 20006-2401
Registrant’s Telephone Number, Including Area Code:	212-681-3000
Date of Fiscal Year End:	12/31/2006
Date of Reporting Period:	3/31/2006

Item 1. Schedule of Investments. – The Schedule of Investments as of March 31, 2006 is filed herewith.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value
Asset-Backed Securities (ABS) — 76.8%
Auto Loans — 8.5%
Americredit Automobile Receivables Trust, Ser. 2004-1, Class A3	3.220%	07/06/2008	$2,493,991	$2,484,301
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class CTFS, 144A +	3.440%	02/17/2009	634,711	628,709
Daimler Chrysler Auto Trust, Ser. 2005-A, Class A2	3.170%	09/08/2007	2,024,003	2,019,029
Daimler Chrysler Master Owner Trust, Ser. 2004-A, Class A (FRN)	4.774%	01/15/2009	2,000,000	2,000,414
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A (FRN)	5.066%	06/15/2010	3,000,000	2,999,633
WFS Financial Owner Trust, Ser. 2005-1, Class A2	3.190%	12/17/2007	1,393,522	1,391,663
				11,523,749
Credit Cards — 28.1%
American Express Credit Account Master Trust, Ser. 2001-6, Class A (FRN)	4.869%	12/15/2008	3,000,000	3,000,393
Bank One Issuance Trust, Ser. 2004-A4, Class A4 (FRN)	4.789%	02/16/2010	3,000,000	3,001,170
Capital One Master Trust, Ser. 1999-3, Class A (FRN)	4.999%	09/15/2009	3,000,000	3,002,256
Capital One Master Trust, Ser. 2002-2A, Class B, 144A (FRN) +	5.299%	01/15/2010	3,000,000	3,012,243
Capital One Multi-Asset Execution Trust, Ser. 2004-B2, Class B2 (FRN)	4.969%	12/15/2009	3,500,000	3,502,486
Chase Credit Card Master Trust, Ser. 2001-2, Class A (FRN)	4.869%	09/15/2008	3,000,000	3,000,393
Chase Credit Card Master Trust, Ser. 2004-1, Class A (FRN)	4.869%	05/15/2009	1,500,000	1,499,895
First USA Credit Card Master Trust, Ser. 1996-4, Class A (FRN)	4.888%	04/10/2009	2,225,000	2,226,580
GE Capital Credit Card Master Note Trust, Ser. 2004-1, Class A (FRN)	4.799%	06/15/2010	3,000,000	3,001,414
Gracechurch Card Funding plc, Ser. 5, Class B (FRN)	4.979%	08/15/2008	1,425,000	1,424,843
MBNA Credit Card Master Trust, Ser. 2001-A3, Class A3 (FRN)	4.710%	12/15/2008	3,000,000	3,000,481
MBNA Credit Card Master Trust, Ser. 2004-A10, Class A (FRN)	4.829%	03/15/2012	3,000,000	3,006,412

MBNA Master Credit Card Trust, Ser. 1999-L, Class A (FRN)	4.999%	03/16/2009	$2,500,000	$2,503,524
Metris Master Trust, Ser. 2005-1A, Class C (FRN)	5.476%	03/21/2011	3,000,000	3,004,385
				38,186,475
Home Equity Loans — 36.4%
Ameriquest Mortgage Securities Inc., Ser. 2005-R1, Class M1 (FRN)	5.268%	03/25/2035	2,000,000	2,006,915
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE8, Class A1 (FRN)	4.938%	08/25/2035	2,941,823	2,942,286
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE9, Class 1A1 (FRN)	4.938%	10/25/2035	2,477,005	2,477,414
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	5.248%	03/25/2035	2,000,000	2,006,828
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2M1 (FRN)	5.468%	09/25/2032	2,000,000	2,005,201
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5, Class 2M1 (FRN)	5.418%	05/25/2033	1,500,000	1,507,015
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	5.229%	01/15/2028	698,587	699,917
GMAC Mortgage Corporation Loan Trust, Ser. 2004-HE4, Class A1 (FRN)	4.928%	03/25/2035	3,000,000	2,999,548
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)	5.106%	09/20/2033	1,451,909	1,453,557
Household Home Equity Loan Trust, Ser. 2005-1, Class M (FRN)	5.306%	01/20/2034	1,287,363	1,293,458
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	5.498%	08/25/2033	1,500,000	1,505,581
Merrill Lynch Mortgage Investors, Inc., Ser. 2005-FM1, Class A1B (FRN)	5.138%	05/25/2036	1,601,014	1,601,281
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1 (FRN)	5.718%	02/25/2033	1,950,454	1,956,237
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	5.468%	06/25/2033	2,000,000	2,004,000
Park Place Securities Inc., Ser. 2005-WHQ2, Class M2 (FRN)	5.278%	05/25/2035	2,000,000	2,007,139
Park Place Securities Inc., Ser. 2005-WHQ3, Class A2A (FRN)	4.898%	06/25/2035	1,518,802	1,518,658
RAAC, Ser. 2005-RP2, Class A (FRN)	5.168%	06/25/2035	2,162,641	2,162,640
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC7, Class AI1 (FRN)	4.918%	12/25/2035	1,911,366	1,911,296
Residential Asset Securities Corp., Ser. 2003-KS11, Class MII2 (FRN)	6.018%	01/25/2034	2,000,000	2,023,721

Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	5.138%	09/25/2033	$858,332	$859,242
Residential Asset Securities Corp., Ser. 2005-KS2, Class M1 (FRN)	5.248%	03/25/2035	3,000,000	3,010,289
Securitized Asset-Backed Receivables, Ser. 2004-NC1, Class M1 (FRN)	5.338%	02/25/2034	2,000,000	2,005,783
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	5.918%	02/25/2034	2,000,000	2,020,965
Specialty Underwriting & Residential Finance Trust, Ser. 2005-BC1, Class A1A (FRN)	4.928%	12/25/2035	1,450,919	1,451,112
Structured Asset Investment Loan Trust, Ser. 2004-2, Class M2 (FRN)	5.968%	03/25/2034	2,000,000	2,015,610
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	5.238%	05/25/2034	2,028,512	2,038,929
				49,484,622
Other ABS — 3.8%
Granite Mortgages plc, Ser. 2004-3, Class 1M (FRN)	5.200%	09/20/2044	2,036,329	2,037,211
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	5.259%	02/25/2034	768,734	769,216
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	5.219%	04/25/2034	2,335,068	2,338,110
				5,144,537
Total (Cost - $102,270,711)				104,339,383
Collateralized Mortgage Obligations (CMO) — 22.2%
CMO Floater — 21.2%
CMO Floater - FHLMC — 4.6%
FHLMC, Ser. 2071, Class F (FRN)	5.249%	07/15/2028	1,013,256	1,023,141
FHLMC, Ser. 2412, Class FP (FRN)	5.699%	02/15/2032	2,000,000	2,061,119
FHLMC, Ser. 2557, Class WF (FRN)	5.149%	01/15/2033	1,717,048	1,728,550
FHLMC, Ser. 3024, Class FC (FRN) #	5.049%	04/15/2021	1,427,850	1,428,405
				6,241,215
CMO Floater - FNMA — 8.1%
FNMA, Ser. 2001-46, Class F (FRN)	5.176%	09/18/2031	1,602,928	1,613,723
FNMA, Ser. 2002-66, Class FG (FRN)	5.818%	09/25/2032	1,063,344	1,080,896
FNMA, Ser. 2003-111, Class FG (FRN) #	5.530%	12/25/2032	3,300,000	3,413,070
FNMA, Ser. 2003-38, Class FA (FRN)	5.188%	03/25/2023	2,001,889	2,016,795
FNMA, Ser. 2004-60, Class FA (FRN)	5.218%	08/25/2024	2,822,613	2,833,922
				10,958,406
CMO Floater - GNMA — 2.5%
GNMA, Ser. 2002-87, Class FV (FRN)	5.226%	05/20/2014	3,369,941	3,394,484

CMO Floater - Other — 6.0%
Banc of America Funding Corporation, Ser. 2005-F, Class 1A1 (FRN)	5.086%	09/20/2035	$1,943,347	$1,943,347
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	5.318%	10/25/2032	1,551,499	1,553,607
Morgan Stanley Mortgage Loan Trust, Ser. 2004-8AR, Class 1A (FRN)	4.976%	10/25/2034	575,609	574,103
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.318%	04/25/2036	2,958,730	2,956,881
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	5.125%	07/25/2044	1,163,075	1,165,780
				8,193,718
				28,787,824
Other CMO — 1.0%
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1 (FRN)	5.066%	01/25/2035	1,317,610	1,305,669
				1,305,669
Total (Cost - $32,203,996)				30,093,493
Short-Term Security — 0.0%
U.S. Treasury Bill ‡ @ (Cost - $19,808)	4.361%	06/22/2006	20,000	19,802
Total Investments — 99.0% (Cost - $134,457,285)				134,452,677
Other Assets, Net of Liabilities — 1.0%				1,292,240
Net Assets — 100.0%				$135,744,917

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$142,872	$147,479	$(4,607)	$134,457,285

Summary of Abbreviations

FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
GNMA	Ginnie Mae

+

Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities were valued at $3,640,952 or 2.68% of net assets. The Board of Directors has deemed these securities to be liquid.

#	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

U.S. Short-Term Portfolio
Asset Class Summary
(shown as a percentage of total net assets)
March 31, 2006

Classification	% of Net Assets
Asset-Backed Securities	76.8%
Collateralized Mortgage Obligations	22.2
Short-Term Security	0.0	*
Financial Futures Contracts	0.0	*
Other Assets, Net of Liabilities	1.0
	100.0%

*	Rounds to less than 0.1%.

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value
Asset-Backed Securities (ABS) — 49.5%
Auto Loans — 10.8%
Capital Auto Receivable Asset Trust, Ser. 2003-1, Class A3A	2.750%	04/16/2007	$965,923	$960,985
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4	2.940%	06/15/2010	2,100,000	2,050,645
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4	2.880%	10/08/2009	2,296,304	2,265,060
Ford Credit Auto Owner Trust, Ser. 2003-A, Class A4B (FRN)	4.839%	06/15/2007	1,334,005	1,334,181
Harley Davidson Motorcycle Trust, Ser. 2002-2, Class A2	3.090%	06/15/2010	1,847,929	1,824,382
Honda Auto Receivables Owner Trust, Ser. 2003-1, Class A4	2.480%	07/18/2008	2,201,068	2,187,311
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A (FRN)	5.066%	06/15/2010	2,000,000	1,994,942
				12,617,506
Credit Cards — 30.3%
Advanta Business Card Master Trust, Ser. 2003-B, Class A (FRN)	5.126%	12/22/2008	2,000,000	2,001,397
American Express Credit Account Master Trust, Ser. 2002-2, Class A (FRN)	4.859%	11/16/2009	3,000,000	3,004,089
BA Master Credit Card Trust, Ser. 2001-A, Class A (FRN)	4.869%	06/15/2008	2,000,000	2,000,262
Bank One Issuance Trust, Ser. 2003-A7, Class A7	3.350%	03/15/2011	2,125,000	2,042,765
Bank One Issuance Trust, Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	1,909,504
Capital One Master Trust, Ser. 2001-5, Class A	5.300%	06/15/2009	2,000,000	2,002,001
Chase Credit Card Master Trust, Ser. 2001-4, Class C, 144A (FRN) +	5.649%	11/17/2008	2,250,000	2,256,566
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6	5.650%	06/16/2008	2,205,000	2,207,795
Citibank Credit Card Issuance Trust, Ser. 2003-A4, Class A4 (FRN)	5.000%	03/20/2009	1,460,000	1,460,622
Citibank Credit Card Issuance Trust, Ser. 2003-A6, Class A6	2.900%	05/17/2010	1,325,000	1,264,143
Discover Card Master Trust I, Ser. 2003-1, Class B2	3.450%	04/16/2009	2,000,000	1,976,725

Fleet Credit Card Master Trust II, Ser. 2001-B, Class Note, 144A (FRN) +	5.699%	12/15/2008	$2,500,000	$2,532,222
GE Capital Credit Card Master Note Trust, Ser. 2004-1, Class A (FRN)	4.799%	06/15/2010	1,600,000	1,600,754
Gracechurch Card Funding plc, Ser. 6, Class A (FRN)	4.778%	02/17/2009	2,504,000	2,504,472
Household Private Label Credit Card Master Note Trust I, Ser. 2002-2, Class A (FRN)	4.919%	01/18/2011	2,000,000	2,001,550
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1	5.750%	10/15/2008	2,232,000	2,234,077
MBNA Credit Card Master Note Trust, Ser. 2002-A4, Class A4 (FRN)	4.859%	08/17/2009	2,500,000	2,502,411
				35,501,354
Home Equity Loans — 8.1%
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	5.229%	01/15/2028	698,587	699,917
FNMA, Ser. 2002-W2, Class AF5	6.000%	06/25/2032	1,195,652	1,192,693
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M (FRN)	5.276%	02/20/2034	502,193	502,507
Residential Asset Mortgage Products, Inc, Ser. 2005-RS2, Class M8 (FRN)	6.218%	02/25/2035	1,500,000	1,503,606
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1 (FRN)	5.408%	12/25/2033	2,500,000	2,515,457
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	5.918%	02/25/2034	2,000,000	2,020,965
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	5.238%	05/25/2034	1,001,734	1,006,879
				9,442,025
Other ABS — 0.3%
Oncor Electric Delivery Transition Bond Company, Ser. 2003-1, Class A1	2.260%	02/15/2009	378,306	372,133
Total (Cost - $54,538,439)				57,933,018
Mortgage-Backed Securities — 35.3%
Collateralized Mortgage Obligations (CMO) — 30.5%
CMO Floater — 2.5%
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.318%	04/25/2036	2,958,730	2,956,881
Non-Accelerated Senior — 1.1%
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1 (FRN)	4.207%	01/25/2035	1,350,407	1,330,707
Planned Amortization Class — 10.7%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	08/25/2034	1,699,229	1,651,191
FHLMC, Ser. 2736, Class DB	3.300%	11/15/2026	3,603,060	3,453,951

FHLMC, Ser. 2844, Class PR	5.000%	09/15/2017	$3,851,290	$3,836,504
FNMA, Ser. 2002-63, Class BK	5.500%	04/25/2031	1,328,178	1,326,292
FNMA, Ser. 2005-57, Class CK	5.000%	07/25/2035	2,261,070	2,241,589
				12,509,527
Other CMO — 20.8%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2 (FRN)	4.350%	06/25/2033	533,130	521,586
Bank of America Mortgage Securities, Ser. 2005-2, Class 1A6	5.500%	03/25/2035	2,293,904	2,242,325
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (FRN)	4.721%	04/25/2035	1,519,837	1,477,144
Countrywide Alternative Loan Trust, Ser. 2005-85CB, Class 2A2	5.500%	02/25/2036	1,944,906	1,931,985
Freddie Mac, Ser. 1689, Class F (FRN)	5.400%	03/15/2024	2,122,997	2,139,349
Freddie Mac, Ser. 1689, Class FG (FRN)	5.400%	03/15/2024	1,001,603	1,014,182
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (FRN)	6.643%	04/25/2032	1,262,686	1,263,994
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500%	02/25/2036	2,000,000	1,986,252
Permanent Financing plc, Ser. 8, Class 1C (FRN)	5.210%	06/10/2042	2,000,000	2,000,391
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1 (FRN)	5.066%	01/25/2035	1,317,610	1,305,258
Wmalt Mortagage Pass- Through Certificates, Ser. 2006-AR2, Class A1B (FRN)	4.691%	04/25/2046	3,000,000	2,995,550
				18,878,016
				35,675,131
Mortgage Pass-Through Securities — 4.8%
FNMA Pool #725897 (FRN)	4.340%	09/01/2034	1,791,159	1,745,717
FNMA Pool #840667 (FRN)	5.616%	10/01/2035	3,847,559	3,834,333
				5,580,050
Total (Cost - $41,925,857)				41,255,181
U.S. Treasury Obligations — 17.3%
U.S. Treasury Note	3.625%	04/30/2007	9,600,000	9,475,498
U.S. Treasury Note #	4.250%	01/15/2011	11,000,000	10,727,145
Total (Cost - $20,357,878)				20,202,643
Short-Term Security — 0.0%
U.S. Treasury Bill ‡ @ (Cost - $49,521)	4.361%	06/22/2006	50,000	49,504
Total Investments — 102.1% (Cost - $120,604,281)				119,440,346
Liabilities, Net of Other Assets — (2.1%)				(2,414,221)
Net Assets — 100.0%				$117,026,125

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$70,294	$1,234,229	$(1,163,935)	$120,604,281

Summary of Abbreviations

FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note

+

Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities were valued at $4,788,788 or 4.1% of net assets. The Board of Directors has deemed these securities to be liquid.

#	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

Limited Duration Portfolio
Asset Class Summary
(shown as a percentage of total net assets)
March 31, 2006

Classification	% of Net Assets
Asset-Backed Securities	49.5%
Mortgage-Backed Securities	35.3
U.S. Treasury Obligations	17.3
Short-Term Security	0.0
Financial Futures Contracts	(0.0)*
Other Assets, Net of Liabilities	(2.1)
100.0%

*	Rounds to less than (0.1%).

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value
Mortgage-Backed Securities — 151.8%
Collateralized Mortgage Obligations (CMO) — 20.7%
CMO Floater — 10.5%
CMO Floater - FHLMC — 3.5%
FHLMC, Ser. 2410, Class FY (FRN)	4.869%	02/15/2032	$807,120	$815,649
FHLMC, Ser. 2412, Class FP (FRN)	5.699%	02/15/2032	1,160,368	1,195,828
FHLMC, Ser. 2412, Class OF (FRN)	5.319%	12/15/2031	2,000,000	2,045,250
FHLMC, Ser. 2873, Class LF (FRN)	5.691%	03/15/2034	456,669	455,638
FHLMC, Ser. 2907, Class FG (FRN)	4.919%	12/15/2034	1,300,887	1,304,740
				5,817,105
CMO Floater - FNMA — 2.5%
FNMA, Ser. 2002-60, Class FH (FRN)	5.379%	08/25/2032	1,406,762	1,436,444
FNMA, Ser. 2002-62, Class FP (FRN)	5.579%	11/25/2032	1,250,000	1,294,763
FNMA, Ser. 2002-64, Class FA (FRN)	5.379%	07/25/2031	1,200,320	1,228,029
FNMA, Ser. 2003-133, Class F (FRN)	5.379%	05/25/2031	71,761	72,021
				4,031,257
CMO Floater - Other — 4.5%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	4.829%	01/25/2034	1,714,701	1,723,610
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	4.829%	09/25/2034	3,117,464	3,126,991
Credit Suisse First Boston, Ser. 2002-AR31, Class 5A1 (FRN)	5.735%	11/25/2032	986,097	988,839
First Horizon Mortgage Pass-Through Trust, Ser. 2004-FL1, Class 3A1 (FRN)	5.310%	02/25/2035	273,402	273,411
Master Asset Securitization Trust, Ser. 2004-6, Class 2A2 (FRN)	4.779%	06/26/2034	1,186,999	1,186,956
				7,299,807
				17,148,169
Inverse Floating Rate — 0.4%
FNMA, Ser. 2003-128, Class MS (FRN)	9.064%	01/25/2034	363,419	342,178
FNMA, Ser. 2003-77, Class DS (FRN)	3.273%	08/25/2033	402,851	298,201
				640,379
Planned Amortization Class — 2.2%
FHLMC, Ser. 2386, Class PG	6.000%	09/15/2030	956,362	959,855
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	1,328,416	1,329,299
FHLMC, Ser. 2435, Class EQ	6.000%	05/15/2031	1,000,000	1,006,570
GNMA, Ser. 1999-13, Class PC	6.000%	03/20/2028	300,548	301,025
				3,596,749

Sequential — 0.8%
FHLMC, Ser. 2771, Class MQ	6.000%	03/15/2033	$1,310,018	$1,317,978
Z Bond — 3.1%
FHLMC, Ser. 2196, Class BZ	7.500%	11/15/2029	403,957	415,094
FNMA, Ser. 1992-29, Class Z	8.000%	02/25/2022	92,064	94,342
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	1,651,186	1,695,896
Vendee Mortgage Trust, Ser. 1996-3, Class 1Z	6.750%	09/15/2026	2,829,874	2,866,529
				5,071,861
Other CMO — 3.7%
FHLMC, Ser. 42, Class C	9.000%	06/15/2020	621,034	630,303
Bank of America Alternative Loan Trust, Ser. 2006-2, Class 4CB1	6.500%	03/25/2036	5,245,387	5,274,943
				5,905,246
				33,680,382
Commercial Mortgage Backed Securities (CMBS) — 10.0%
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4 (FRN)	5.405%	12/11/2040	3,000,000	2,959,301
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A5 (FRN)	5.113%	07/15/2036	1,000,000	968,177
First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2, Class A3	6.650%	11/18/2029	1,854,815	1,879,252
GMAC Commercial Mortgage Securities Inc., Ser. 1999-C2, Class A1	6.570%	09/15/2033	490,737	490,759
Greenwich Capital Commercial Funding Corp, Ser. 2005-GG3, Class A4 (FRN)	4.799%	08/10/2042	1,000,000	947,013
GS Mortgage Securities Corp. II, Ser. 2004-GG2, Class A6 (FRN)	5.396%	08/10/2038	2,000,000	1,972,908
GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3	4.607%	07/10/2039	3,000,000	2,867,508
Lehman Brothers - UBS Commercial Mortgage Trust, Ser. 2005-C2, Class AJ (FRN)	5.205%	04/15/2030	2,000,000	1,934,551
Master Seasoned Securities Trust, Ser. 2004-1, Class 30B1	6.500%	08/25/2032	1,243,615	1,240,673
Residential Accreditation Loans, Inc., Ser. 2003-A14, Class A1	4.750%	02/25/2019	1,092,849	1,047,086
				16,307,228

Mortgage Derivatives — 9.7%
Interest Only (IO) — 7.6%
IO - CMBS — 0.4%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S (FRN) # ‡	8.244%	06/10/2031	$510,276	$502,519
Morgan Stanley Capital I, Ser. 1998-HF1, Class X (FRN) # ‡	10.792%	03/15/2030	215,427	221,530
				724,049
IO - PAC — 0.7%
FHLMC, Ser. 2692, Class QI # ‡	11.949%	05/15/2016	131,806	140,359
FHLMC, Ser. 2727, Class IO # ‡	6.913%	06/15/2029	102,408	106,165
FHLMC, Ser. 2733, Class MI # ‡	7.036%	06/15/2028	248,008	260,976
FNMA, Ser. 2003-59, Class IL # ‡	7.898-8.526%	12/25/2031	338,445	378,388
FNMA, Ser. 2004-8, Class PI # ‡	5.990%	08/25/2027	179,486	188,644
				1,074,532
IO - Strip — 2.1%
FNMA Strip, Ser. 343, Class 1 # ‡	11.563%	09/01/2033	619,153	728,510
FNMA Strip, Ser. 356, Class 1 # ‡	9.944%	03/01/2035	817,944	803,953
FNMA Strip, Ser. 359, Class 7 # ‡	6.290%	06/01/2035	601,189	724,750
FNMA Strip, Ser. 360, Class 2 # ‡	10.398%	08/01/2035	388,158	417,478
FNMA Strip, Ser. 369, Class 15 # ‡	25.984%	03/01/2036	834,376	834,375
				3,509,066
IO - Veterans Administration (Vendee) — 0.6%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (FRN) # ‡	3.908-16.679%	09/15/2022	149,645	181,198
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (FRN) # ‡	8.235-18.080%	09/15/2024	175,074	162,512
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (FRN) # ‡	6.809-19.766%	02/15/2026	431,129	244,442
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (FRN) # ‡	7.933-9.841%	06/15/2026	58,991	55,738
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	14.027%	02/15/2027	94,669	104,531
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (FRN) # ‡	9.955%	06/15/2028	21,690	22,337
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) # ‡	0.159-3.916%	01/15/2030	23,650	31,128
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	0.884-5.773%	02/15/2031	66,087	83,845
Vendee Mortgage Trust, Ser. 2002-3, Class IO (FRN) # ‡	7.164%	08/15/2032	29,354	45,253
				930,984
Inverse IO — 2.8%
FHLMC, Ser. 2594, Class DS (FRN) # ‡	37.321%	12/15/2027	81,651	99,374

FHLMC, Ser. 2617, Class GS (FRN) # ‡	10.156%	01/15/2029	$37,790	$56,871
FHLMC, Ser. 2716, Class SI (FRN) # ‡	33.551%	10/15/2030	128,437	139,971
FHLMC, Ser. 2718, Class LS (FRN) # ‡	48.512%	11/15/2029	66,158	81,873
FHLMC, Ser. 2764, Class SB (FRN) # ‡	38.505%	03/15/2031	63,550	65,461
FHLMC, Ser. 2937, Class SU (FRN) # ‡	23.231%	06/15/2023	113,314	89,002
FHLMC, Ser. 2975, Class SJ (FRN) # ‡	21.134%	05/15/2035	438,585	311,242
FHLMC, Ser. 2990, Class JL (FRN) # ‡	25.792%	03/15/2035	148,948	102,420
FHLMC, Ser. 2990, Class WI (FRN) # ‡	17.404%	02/15/2035	257,141	192,677
FHLMC, Ser. 3115, Class SM (FRN) # ‡	16.090%	02/15/2036	290,349	251,258
FHLMC, Ser. 3117, Class JS (FRN) # ‡	13.756%	02/15/2036	467,006	438,826
FHLMC, Ser. 3117, Class PS (FRN) # ‡	13.492%	02/15/2036	595,606	535,190
FHLMC, Ser. 3117, Class SI (FRN) # ‡	7.577%	02/15/2036	773,389	667,230
FNMA, Ser. 2003-34, Class WS (FRN) # ‡	20.602-26.720%	10/25/2029	295,604	240,717
FNMA, Ser. 2003-73, Class GS (FRN) # ‡	19.753-34.003%	05/25/2031	303,606	280,655
FNMA, Ser. 2004-92, Class SQ (FRN) # ‡	21.164-21.731%	05/25/2034	151,555	120,503
FNMA, Ser. 2005-21, Class BS (FRN) # ‡	29.035%	07/25/2023	83,007	70,517
FNMA, Ser. 2005-7, Class SC (FRN) # ‡	12.528%	02/25/2035	176,720	135,299
FNMA, Ser. 2005-99, Class A1 (FRN) # ‡	15.225%	12/25/2035	451,685	352,877
GNMA, Ser. 2006-7, Class SI (FRN) # ‡	14.391%	02/20/2036	306,019	267,839
				4,499,802
Other IO Securities — 1.0%
FHLMC, Ser. 2611, Class CI # ‡	9.743%	06/15/2016	514,641	490,621
Residential Asset Securitization Trust, Ser. 2005-A11, Class 2A2 # ‡	18.146%	10/25/2035	1,008,484	1,095,497
				1,586,118
				12,324,551
Principal Only (PO) — 2.0%
PO - Strip — 0.6%
FNMA Strip, Ser. 333, Class 1 # ‡	3.835-15.413%	03/01/2033	1,072,324	936,509

PO - Support — 0.8%
FHLMC, Ser. 2691, Class EO # ‡	10.195-10.908%	10/15/2033	$200,741	$168,438
FHLMC, Ser. 2691, Class K0 # ‡	3.691%	10/15/2033	431,909	442,817
FHLMC, Ser. 3068, Class MO # ‡	4.770%	01/15/2023	746,046	804,231
				1,415,486
Other PO Securities — 0.7%
FHLMC, Ser. 2736, Class BO # ‡	2.392-3.035%	01/15/2034	319,314	294,561
FHLMC, Ser. 2856, Class KO # ‡	4.383%	09/15/2034	150,270	137,352
FNMA, Ser. 2004-8, Class AO # ‡	23.994%	09/25/2033	92,181	58,897
GNMA, Ser. 2003-56, Class DP # ‡	4.030%	02/16/2033	623,979	599,615
				1,090,425
				3,442,420
				15,766,971
Mortgage Pass-Through Securities (MPTS) — 111.4%
MPTS - FHLMC — 31.2%
FHLMC - Pools — 17.9%
FHLMC Gold Pool #A12446	6.500%	08/01/2033	293,352	299,311
FHLMC Gold Pool #A13465	6.500%	09/01/2033	183,902	187,638
FHLMC Gold Pool #A14279	6.000%	10/01/2033	1,794,238	1,796,312
FHLMC Gold Pool #A14986	6.500%	11/01/2033	234,800	239,995
FHLMC Gold Pool #A18562	6.000%	02/01/2034	636,872	637,650
FHLMC Gold Pool #A18816	6.000%	02/01/2034	1,325,858	1,327,478
FHLMC Gold Pool #A27959	5.500%	11/01/2034	3,667,625	3,586,395
FHLMC Gold Pool #A33901	5.500%	03/01/2035	4,670,590	4,561,602
FHLMC Gold Pool #A33952	6.500%	04/01/2035	954,800	973,356
FHLMC Gold Pool #A41429	6.500%	01/01/2036	1,220,785	1,244,438
FHLMC Gold Pool #A41906	6.500%	01/01/2036	998,244	1,017,644
FHLMC Gold Pool #A41917	6.500%	01/01/2036	974,876	993,823
FHLMC Gold Pool #A42682	6.500%	02/01/2036	3,304,271	3,368,291
FHLMC Gold Pool #A42951	6.500%	02/01/2036	2,349,873	2,395,402
FHLMC Gold Pool #A42957	6.500%	02/01/2036	1,293,737	1,318,803
FHLMC Gold Pool #A45580	6.500%	06/01/2035	592,229	603,739
FHLMC Gold Pool #A48034	6.500%	11/01/2035	1,994,245	2,033,002
FHLMC Gold Pool #C66588	7.000%	04/01/2032	1,730,551	1,795,721
FHLMC Gold Pool #C79112	6.000%	05/01/2033	632,399	633,387
FHLMC Gold Pool #D85424	6.500%	01/01/2028	84,155	86,198
				29,100,185
FHLMC - TBA — 13.3%
FHLMC Gold TBA	4.500%	04/01/2020	3,000,000	2,863,125
FHLMC Gold TBA	6.000%	04/01/2032	9,000,000	9,002,808
FHLMC Gold TBA	5.500%	04/01/2033	9,000,000	8,786,250
FHLMC Gold TBA	5.000%	04/01/2034	1,000,000	951,250
				21,603,433
				50,703,618

MPTS - FNMA — 76.9%
FNMA - Pools — 48.3%
FNMA Pool #252439	6.500%	05/01/2029	$239,547	$245,584
FNMA Pool #323979	6.500%	04/01/2029	88,102	90,332
FNMA Pool #340777	6.500%	03/01/2011	903	922
FNMA Pool #403646	6.500%	12/01/2027	134,740	138,147
FNMA Pool #407591	6.500%	12/01/2027	203,919	209,075
FNMA Pool #534616	6.000%	08/01/2029	886,822	889,000
FNMA Pool #637022	7.500%	03/01/2032	540,522	564,670
FNMA Pool #646091	7.000%	06/01/2032	997,990	1,028,085
FNMA Pool #646602	6.500%	07/01/2032	1,540,019	1,574,529
FNMA Pool #694310	6.000%	03/01/2033	261,445	262,359
FNMA Pool #711719	5.500%	06/01/2033	656,186	641,795
FNMA Pool #711736	5.500%	06/01/2033	1,335,784	1,306,489
FNMA Pool #725027	5.000%	11/01/2033	4,167,567	3,978,801
FNMA Pool #725423	5.500%	05/01/2034	1,700,818	1,663,517
FNMA Pool #725424	5.500%	04/01/2034	7,981,997	7,806,944
FNMA Pool #725425	5.500%	04/01/2034	3,403,955	3,333,257
FNMA Pool #725591	5.000%	07/01/2034	7,235,787	6,900,828
FNMA Pool #725705 ##	5.000%	08/01/2034	22,953,906	21,891,323
FNMA Pool #730699	6.000%	08/01/2033	3,433,490	3,435,328
FNMA Pool #735227	5.500%	02/01/2035	3,987,500	3,898,006
FNMA Pool #737263	6.000%	09/01/2033	287,020	287,173
FNMA Pool #740238	6.000%	09/01/2033	778,655	779,072
FNMA Pool #741853	5.500%	09/01/2033	3,073,205	3,005,806
FNMA Pool #753235	6.500%	11/01/2033	174,807	178,527
FNMA Pool #759249	4.500%	01/01/2019	1,903,133	1,823,416
FNMA Pool #766279	5.500%	03/01/2034	701,989	687,760
FNMA Pool #766588	4.500%	03/01/2019	1,938,865	1,855,571
FNMA Pool #775294	5.500%	05/01/2034	2,865,065	2,800,762
FNMA Pool #790944	6.000%	09/01/2034	882,600	882,971
FNMA Pool #797676	6.000%	10/01/2035	1,926,482	1,927,165
FNMA Pool #825395 (FRN)	4.857%	07/01/2035	2,519,939	2,474,047
FNMA Pool #849348	6.500%	01/01/2036	499,089	509,227
FNMA Pool #865178	6.500%	02/01/2036	499,075	509,212
FNMA Pool #865840	6.500%	03/01/2036	999,153	1,019,448
				78,599,148
FNMA - TBA — 28.6%
FNMA TBA	4.500%	04/01/2018	9,000,000	8,603,442
FNMA TBA	5.500%	04/01/2021	17,000,000	16,893,750
FNMA TBA	5.500%	04/01/2033	14,000,000	13,663,132
FNMA TBA	4.500%	01/01/2035	8,000,000	7,377,504
				46,537,828
				125,136,976
MPTS - GNMA — 3.3%
GNMA Pool #448338	7.500%	04/15/2031	273,056	286,409
GNMA Pool #475892	6.500%	07/15/2028	248,037	257,455
GNMA Pool #485773	7.000%	09/15/2031	383,466	399,934
GNMA Pool #533634	7.500%	04/15/2031	333,384	349,687

GNMA Pool #541332	7.000%	04/15/2031	$176,127	$183,690
GNMA Pool #541343	7.000%	04/15/2031	172,467	179,873
GNMA Pool #541344	7.500%	03/15/2031	78,892	82,749
GNMA Pool #544533	7.000%	05/15/2031	382,769	399,207
GNMA Pool #550976	7.000%	10/15/2031	837,826	873,805
GNMA Pool #552713	7.000%	08/15/2032	218,649	228,012
GNMA Pool #566574	7.000%	09/15/2031	1,337,971	1,395,428
GNMA Pool #566575	7.500%	09/15/2031	69,458	72,854
GNMA Pool #566613	7.000%	10/15/2031	621,436	648,123
				5,357,226
				181,197,820
Total (Cost - $250,676,744)				246,952,401
U.S. Treasury Obligation — 0.5%
U.S. Treasury Note ## (Cost - $796,085)	4.125%	05/15/2015	800,000	755,969

	Strike	Expiration	Number of
	Price	Date	Contracts
Options on Futures — 0.0%
U.S. 10-Year Note Futures, April 2006	107.00	04/21/2006	20,000	4,062
U.S. 10-Year Note Futures, April 2006	108.00	04/21/2006	10,000	469
Total (Cost - $14,324)				4,531

	Coupon		Face
	Rate	Maturity	Amount
Short-Term Securities — 0.7%
U.S. Treasury Bill ‡ @	3.831-4.057%	06/22/2006	$150,000	148,512
U.S. Treasury Bill ‡	4.690%	08/17/2006	1,100,000	1,081,143
Total (Cost - $1,718,653)				1,229,655
Total Investments — 153.0% (Cost - $253,205,806)				248,942,556
Liabilities, Net of Other Assets — (53.0%)				(86,227,574)
Net Assets — 100.0%				$162,714,982

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$870,091	$5,133,341	$(4,263,250)	$253,205,806

Summary of Abbreviations

FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
GNMA	Ginnie Mae
TBA	To Be Announced - Security is subject to delayed delivery.
Vendee	Veterans Administration
Z Bond

A bond on which interest accrues but is not currently paid to the investor but rather added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

#	Face amount shown represents amortized cost.
‡	Interest rate shown represents yield to maturity at date of purchase.
##	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Short - Schedule of Investments

March 31, 2006

Securities Sold Short

	Coupon		Face
	Rate	Maturity	Amount	Value
Mortgage-Backed Securities — (3.1%)
FNMA TBA (Proceeds - $5,103,125)	6.50%	04/01/2036	$(5,000,000)	$(5,103,125)

Mortgage-Backed Portfolio

Asset Class Summary

(shown as a percentage of total net assets)

March 31, 2006

Classification	% of Net Assets
Mortgage Pass-Through Securities	111.4%
Collateralized Mortgage Obligations	20.7
Commercial Mortgage-Backed Securities	10.0
Mortgage Derivatives	9.7
Short-Term Securities	0.7
U.S. Treasury Obligation	0.5
Financial Futures Contracts	0.2
Swaps	0.0 *
Options on Futures	0.0 *
Securities Sold Short	(3.1)
Liabilities, Net of Other Assets	(50.1)
100.0%

*	Rounds to less than 0.1%.

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount(a)		Value
Asset-Backed Securities (ABS) — 12.8%
Credit Cards — 4.4%
Chester Asset Receivables Dealings (II), Ser. 2005-A1, Class A (FRN)	2.761%	11/15/2010	EUR	1,000,000	$1,209,302
Chester Asset Receivables Dealings plc, Deal 11, Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	900,000	1,194,360
MBNA Credit Card Master Note Trust, Ser. 2002-A11, Class A11 (FRN) (Luxembourg)	2.758%	03/19/2012	EUR	1,000,000	1,216,500
MBNA Credit Card Master Note Trust, Ser. 2004-A9, Class A9 (FRN)	2.743%	02/20/2014	EUR	1,600,000	1,965,127
					5,585,289
Home Equity Loans — 2.3%
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN)	5.159%	07/25/2034		2,750,000	2,751,862
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	5.279%	09/25/2033		189,425	189,626
					2,941,488
Loan Obligation — 2.2%
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg S (FRN) (Japan)	0.464%	10/25/2008	JPY	320,000,000	2,714,806
Other ABS — 3.9%
Interstar Millennium Trust, Ser. 2005-1G, Class A (FRN)	4.980%	12/08/2036		985,691	985,689
Interstar Millennium Trust, Ser. 2005-2L, Class A1, 144A (FRN) +	5.270%	07/27/2038		374,156	374,594
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) +	0.448%	10/14/2008	JPY	11,222,400	94,284
Locat Securitisation Vehicle, Ser. 2004-2, Class A (FRN) (Italy)	2.875%	12/12/2024	EUR	1,400,000	1,699,462
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	5.259%	02/25/2034		292,517	292,700
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class AV (FRN)	5.289%	12/25/2033		640,291	640,927
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	5.219%	04/25/2034		794,241	795,275
					4,882,931
Total (Cost - $15,905,326)					16,124,514

Corporate Obligations — 9.5%
Beverage — 0.5%
Mitchells & Butlers Finance, Ser. C1 (United Kingdom)	6.469%	09/15/2030	GBP	300,000	$598,160
Capital Goods — 0.7%
Aerospace/Defense — 0.4%
BAE Systems Holdings Inc., 144A +	4.750%	08/15/2010		100,000	96,408
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	390,000	484,956
					581,364
Diversified Manufacturing — 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	5.450%	11/24/2010		350,000	345,809
					927,173
Communications — 0.8%
Media - Cable — 0.2%
Comcast Corp.	6.500%	11/15/2035		230,000	223,168
Telecommunications - Wirelines — 0.6%
SBC Communications	4.125%	09/15/2009		100,000	95,627
Telecom Italia Capital	4.875%	10/01/2010		570,000	548,852
Telecom Italia Finance SA (EMTN) (Italy)	6.375%	04/20/2006	EUR	139,000	168,420
					812,899
					1,036,067
Energy — 0.1%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	130,344
Finance — 6.6%
Banking — 4.9%
Barclays Bank plc (United Kingdom)	5.750%	03/08/2011	EUR	620,000	812,537
BES Finance Ltd. (EMTN) (Cayman Islands)	6.250%	05/17/2011	EUR	290,000	385,315
Danske Bank A/S (EMTN) (FRN) (Denmark)	5.125%	11/12/2012	EUR	170,000	214,533
Glencore Finance Europe (Luxembourg)	5.375%	09/30/2011	EUR	150,000	186,641
HBOS plc (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	110,000	140,302
HSBC Finance Corp.	4.625%	09/15/2010		980,000	944,964
Mizuho Finance, Reg S (FRN) (Cayman Islands)	4.750%	04/15/2014	EUR	330,000	409,030
Nordea Bank Finland plc, Reg S (FRN) (Finland)	5.750%	03/26/2014	EUR	700,000	893,010
Rabobank Capital Funding Trust III, 144A (FRN) + *	5.254%	10/21/2016		710,000	671,032
RBS Capital Trust I (FRN) *	4.709%	07/01/2013		330,000	305,581
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	260,000	344,063
Sumitomo Mitsui Banking (FRN) (Japan)	4.375%	10/27/2014	EUR	180,000	220,828
Svenska Handelsbanken (Sweden)	5.125%	12/28/2011	EUR	200,000	245,386
UBS Preferred Funding Trust I (FRN) *	8.622%	10/01/2010		330,000	368,186
					6,141,408

Brokerage — 1.3%
Morgan Stanley	4.000%	01/15/2010		1,740,000	$1,653,258
Non-Captive Consumer — 0.4%
HSBC Finance Corp. (United States)	5.875%	03/31/2008	EUR	200,000	252,731
MBNA Europe Funding plc (EMTN) (United Kingdom)	4.500%	01/23/2009	EUR	190,000	234,741
					487,472
					8,282,138
Utilities — 0.8%
Dominion Resources Inc.	4.750%	12/15/2010		230,000	220,946
Nisource Finance Corp.	7.875%	11/15/2010		460,000	498,965
Southern Power Co.	4.875%	07/15/2015		280,000	260,984
					980,895
Total (Cost - $12,049,591)					11,954,777
Mortgage-Backed Securities — 23.0%
Collateralized Mortgage Obligations (CMO) — 2.2%
CMO Floater — 1.0%
Atlantes Mortgage plc, Ser. 1, Class A (FRN)	2.777%	01/17/2036	EUR	1,049,685	1,279,931
Non-U.S. Residential Mortgage-Backed Securities — 0.5%
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	620,141
Planned Amortization Class — 0.7%
FNMA, Ser. 2005-29, Class AD	4.500%	08/25/2034		878,378	852,926
					2,752,998
Commercial Mortgage Backed Securities — 2.2%
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11, Class A4	5.458%	03/11/2039		860,000	858,103
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4	5.553%	04/10/2038		660,000	658,101
The Mall Funding plc, Ser. 1, Class A (FRN)	4.769%	04/22/2014	GBP	700,000	1,213,335
					2,729,539
Mortgage Pass-Through Securities (MPTS) — 3.1%
MPTS - FNMA — 3.1%
FNMA - Pools — 3.1%
FNMA Pool #725591	5.000%	07/01/2034		1,068,923	1,019,440
FNMA Pool #725705	5.000%	08/01/2034		2,993,988	2,855,390
					3,874,830

	Shares
Mutual Fund — 15.5%
FFTW Mortgage-Backed Portfolio (1)	1,993,486	$19,536,163
Total (Cost - $29,205,564)		28,893,530

	Coupon		Face
	Rate	Maturity	Amount(a)
Sovereign Obligations — 44.0%
Canada — 2.0%
Canadian Government Bond	4.500%	06/01/2015	CAD	2,940,000	2,566,263
Denmark — 0.8%
Kingdom of Denmark	7.000%	11/10/2024	DKK	4,400,000	986,253
France — 12.0%
France O.A.T	4.000%	04/25/2055	EUR	2,370,000	2,879,814
France O.A.T.	5.500%	04/25/2010	EUR	740,000	961,949
France O.A.T.	4.000%	04/25/2014	EUR	6,590,000	8,115,015
France O.A.T.	4.000%	10/25/2014	EUR	1,030,000	1,267,521
France O.A.T.	5.750%	10/25/2032	EUR	1,230,000	1,902,834
					15,127,133
Germany — 5.0%
Bundesrepublik Deutschland, Ser. 99	3.750%	01/04/2009	EUR	5,110,000	6,242,613
Japan — 5.2%
Japanese Government Bond, Ser. 21	2.300%	12/20/2035	JPY	164,000,000	1,407,444
Japanese Government Bond, Ser. 246	0.800%	12/20/2012	JPY	1,000,000	8,079
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	280,000,000	2,332,545
Japanese Government Bond, Ser. 82	2.100%	09/20/2025	JPY	155,000,000	1,326,991
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	176,000,000	1,483,448
					6,558,507
Mexico — 1.7%
Mexican Fixed Rate Bonds, Ser. M	9.000%	12/22/2011	MXN	5,770,000	544,146
Mexican Fixed Rate Bonds, Ser. M 20	10.000%	12/05/2024	MXN	12,680,000	1,301,844
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	2,200,000	195,336
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	800,000	78,059
					2,119,385
Netherlands — 1.8%
Netherlands Government	7.500%	01/15/2023	EUR	1,320,000	2,284,757
New Zealand — 1.8%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	2,630,000	2,178,119
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	60,000	37,026
					2,215,145
Poland — 2.5%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	1,740,000	585,337
Poland Government Bond, Ser. 1110	6.000%	11/24/2010	PLN	7,950,000	2,561,297
					3,146,634

Supranational — 0.2%
European Investment Bank	5.500%	12/07/2009	GBP	118,000	$209,892
Sweden — 4.3%
Swedish Government Bond, Ser. 1037	8.000%	08/15/2007	SEK	6,100,000	838,019
Swedish Government Bond, Ser. 1044	3.500%	04/20/2006	SEK	36,000,000	4,621,887
					5,459,906
United Kingdom — 4.7%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	2,250,000	3,946,979
U.K. Treasury Bond	5.000%	09/07/2014	GBP	660,000	1,191,053
U.K. Treasury Bond	4.250%	12/07/2055	GBP	400,000	740,028
					5,878,060
United States — 2.0%
U.S. Treasury Bond	7.625%	02/15/2025		460,000	601,270
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025		1,010,731	1,015,627
U.S. Treasury Inflation-Indexed Bond	2.000%	01/15/2026		988,871	937,110
					2,554,007
Total (Cost - $56,024,828)					55,348,555

Short-Term Securities — 8.8%

Shares
Mutual Fund — 8.0%
FFTW U.S. Short-Term Portfolio (1)	1,080,967	10,052,989

	Coupon		Face
	Rate	Maturity	Amount(a)
U.S. Treasury Obligation — 0.8%
U.S. Treasury Bill ‡ @	4.292%	05/18/2006	940,000	934,756
Total (Cost - $10,993,688)				10,987,745
Total Investments — 98.1% (Cost - $124,178,997)				123,309,121
Other Assets, Net of Liabilities — 1.9%				2,364,561
Net Assets — 100.0%				$125,673,682

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$2,606,227	$3,476,103	$(869,876)	$124,178,997

Summary of Abbreviations

CAD	Canadian Dollar
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona

(a)	Face amount shown in U.S. dollars unless otherwise indicated.
+

Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities were valued at $1,582,127, or 1.3% of net assets. The Board of Directors has deemed these securities to be liquid.

*	Perpetual bond. Maturity date shown is next call date.
(1)	Affiliated Issuer.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

Worldwide Portfolio
Asset Class Summary
(shown as a percentage of total net assets)
March 31, 2006

Classification	% of Net Assets
Sovereign Obligations	44.0%
Mortgage-Backed Securities	23.0
Asset-Backed Securities	12.8
Corporate Obligations	9.5
Short-Term Securities	8.8
Financial Futures Contracts	(0.1)
Forward Foreign Exchange Contracts	(0.2)
Other Assets, Net of Liabilities	2.2
100.0%

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount(a)	Value
Corporate Obligations — 3.9%
Capital Goods — 0.5%
Aerospace/Defense — 0.2%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR 40,000	$ 49,739
Diversified Manufacturing — 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	5.450%	11/24/2010	60,000	59,282
				109,021
Communications — 1.1%
Comcast Corp.	6.500%	11/15/2035	30,000	29,109
Telecom Italia Finance SA (EMTN) (Italy)	6.375%	04/20/2006	EUR 79,000	95,721
Telefonos De Mexico SA (Mexico)	4.750%	01/27/2010	106,000	102,318
				227,148
Finance — 1.7%
Banking — 1.1%
Mizuho Finance, Reg S (FRN) (Cayman Islands)	4.750%	04/15/2014	EUR 40,000	49,579
Nordea Bank Finland plc, Reg S (FRN) (Finland)	5.750%	03/26/2014	EUR 50,000	63,787
RBS Capital Trust I (FRN) *	4.709%	07/01/2013	50,000	46,300
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR 60,000	79,399
				239,065
Insurance — 0.6%
Chubb Corp.	4.934%	11/16/2007	120,000	119,128
				358,193
Utilities — 0.6%
Electric — 0.2%
Southern Power Co.	4.875%	07/15/2015	50,000	46,604
Other Utilities — 0.4%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR 30,000	37,394
Veolia Environnement (EMTN) (France)	5.875%	06/27/2008	EUR 30,000	38,073
				75,467
				122,071
Total (Cost - $771,009)				816,433

Mortgage-Backed Securities — 21.5%
Commercial Mortgage Backed Securities — 0.9%
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11, Class A4	5.458%	03/11/2039	110,000	$ 109,757
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4	5.553%	04/10/2038	80,000	79,770
				189,527
Mortgage Pass-Through Security — 4.8%
FHLMC Gold TBA	6.500%	04/01/2030	1,000,000	1,019,062

	Shares
Mutual Fund — 15.8%
FFTW Mortgage-Backed Portfolio (1)	340,179	3,333,758
Total (Cost - $4,594,408)		4,542,347

	Coupon		Face
	Rate	Maturity	Amount(a)
Sovereign Obligations — 34.9%
Canada — 1.6%
Canadian Government Bond	4.500%	06/01/2015	CAD	400,000	349,151
France — 9.8%
France O.A.T	4.000%	04/25/2055	EUR	120,000	145,813
France O.A.T.	5.500%	04/25/2010	EUR	30,000	38,998
France O.A.T.	5.750%	10/25/2032	EUR	580,000	896,394
France O.A.T. Index-Linked Bond	4.000%	04/25/2009	EUR	800,000	983,739
					2,064,944
Germany — 4.6%
Bundesrepublic Deutschland	3.750%	01/04/2015	EUR	800,000	967,245
Japan — 4.3%
Japanese Government Bond, Ser. 21	2.300%	12/20/2035	JPY	19,000,000	163,057
Japanese Government Bond, Ser. 246	0.800%	12/20/2012	JPY	3,000,000	24,236
Japanese Government Bond, Ser. 248	0.700%	03/20/2013	JPY	6,000,000	47,950
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	29,000,000	241,585
Japanese Government Bond, Ser. 82	2.100%	09/20/2025	JPY	28,000,000	239,715
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	22,000,000	185,431
					901,974
Mexico — 1.6%
Mexican Fixed Rate Bonds, Ser. M 20	10.000%	12/05/2024	MXN	310,000	31,827
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	2,500,000	243,935
United Mexican States	9.875%	02/01/2010		60,000	68,400
					344,162
New Zealand — 0.9%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	230,000	190,482

Poland — 1.8%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	170,000	$ 57,188
Poland Government Bond, Ser. 1110	6.000%	11/24/2010	PLN	1,020,000	328,619
					385,807
Supranational — 0.2%
European Investment Bank	5.500%	12/07/2009	GBP	24,000	42,690
United Kingdom — 4.7%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	300,000	526,264
U.K. Treasury Bond	4.750%	12/07/2038	GBP	190,000	369,475
U.K. Treasury Bond	4.250%	12/07/2055	GBP	50,000	92,504
					988,243
United States — 5.4%
U.S. Treasury Bond	5.375%	02/15/2031	500,000		526,328
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	189,315		190,232
U.S. Treasury Inflation-Indexed Bond	2.000%	01/15/2026	119,834		113,562
U.S. Treasury Inflation-Indexed Bond	3.375%	04/15/2032	1,117		1,375
U.S. Treasury Note	3.750%	05/15/2008	250,000		244,629
U.S. Treasury Note	6.250%	05/15/2030	60,000		70,120
					1,146,246
Total (Cost - $7,566,637)					7,380,944

Shares
Short-Term Securities — 33.0%
Mutual Fund — 2.0%
FFTW U.S. Short-Term Portfolio (1)	44,629	415,052

	Coupon		Face
	Rate	Maturity	Amount(a)
Time Deposits — 9.5%
Dresdner Bank Time Deposit	4.780%	04/03/2006	1,000,000	1,000,000
Societe Generale Time Deposit	4.875%	04/03/2006	1,000,000	1,000,000
				2,000,000
U.S. Treasury Obligations — 21.5%
U.S. Treasury Bill ‡	4.414%	04/06/2006	4,500,000	4,498,375
U.S. Treasury Bill ‡ @	4.291%	05/18/2006	50,000	49,721
				4,548,096
Total (Cost - $6,962,059)				6,963,148
Total Investments — 93.3% (Cost - $19,894,113)				19,702,872
Other Assets, Net of Liabilities — 6.7%				1,406,202
Net Assets — 100.0%				$ 21,109,074

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$ 86,203	$ 277,443	$ (191,240)	$ 19,894,113

Summary of Abbreviations

CAD	Canadian Dollar
CPI	Consumer Price Index
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty

(a)	Face amount shown in U.S. dollars unless otherwise indicated.
+

Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, this security was valued at $59,282 or 0.3% of net assets. The Board of Directors has deemed this security to be liquid.

*	Perpetual bond. Maturity date shown is next call date.
(1)	Affiliated Issuer.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

Worldwide Core Portfolio
Asset Class Summary
(shown as a percentage of total net assets)
March 31, 2006

Classification	% of Net Assets
Sovereign Obligations	34.9%
Short-Term Securities	33.0
Mortgage-Backed Securities	21.5
Corporate Obligations	3.9
Forward Foreign Exchange Contracts	0.0	*
Financial Futures Contracts	(0.0	)*
Other Assets, Net of Liabilities	6.7
	100.0%

*	Rounds to less than 0.0% or (0.0%).

FFTW Funds, Inc.

International Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount(a)		Value
Asset-Backed Securities (ABS) — 9.6%
Credit Cards — 7.8%
Chase Credit Card Master Trust, Ser. 1998-4, Class A (United States)	5.000%	08/15/2008	EUR	656,775	$819,207
Citibank Credit Card Issuance Trust (United States)	5.375%	04/11/2011	EUR	650,000	839,944
MBNA Credit Card Master Note Trust, Ser. 2002-A11, Class A11 (FRN) (Luxembourg)	2.758%	03/19/2012	EUR	600,000	729,900
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class A (United States)	5.600%	07/17/2014	EUR	1,100,000	1,447,642
MBNA Credit Card Master Note Trust, Ser. 2004-A1 (United States)	4.500%	01/17/2014	EUR	1,000,000	1,251,466
Sherwood Castle Funding plc, Ser. 2003-1, Class A (FRN) (United Kingdom)	2.874%	08/15/2008	EUR	500,000	607,671
					5,695,830
Home Equity Loans — 0.5%
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1 (FRN)	5.209%	05/25/2032	100,976		101,056
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)	5.479%	09/25/2031	173,716		173,725
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2 (FRN)	5.259%	04/25/2033	96,757		96,909
					371,690
Other ABS — 1.3%
ABF Finance Srl, Ser. 1, Class A (FRN) (Italy)	3.182%	08/01/2013	EUR	366,491	444,365
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) +	0.448%	10/14/2008	JPY	7,481,600	62,856
Lombarda Lease Finance Srl, Ser. 2, Class A (FRN) (Italy)	3.192%	10/30/2015	EUR	316,081	384,169
					891,390
Total (Cost - $6,814,621)					6,958,910
Corporate Obligations — 5.1%
Capital Goods — 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	170,000	211,391

Consumer Non - Cyclical — 0.3%
Imperial Tobacco Finance (EMTN) (United Kingdom)	6.250%	06/06/2007	EUR	140,000	$174,645
Energy — 0.2%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	130,344
Finance — 2.0%
Banking — 2.0%
Glencore Finance Europe (Luxembourg)	5.375%	09/30/2011	EUR	90,000	111,985
HBOS plc (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	360,000	459,169
HBOS plc (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	460,143
RBS Capital Trust A (FRN) (United Kingdom) *	6.467%	06/30/2012	EUR	180,000	243,531
Skandinaviska Enskilda (Sweden)	4.125%	05/28/2015	EUR	170,000	207,605
					1,482,433
Utilities — 2.3%
Electric — 1.1%
E.ON International Finance BV (MTN) (Netherlands)	5.750%	05/29/2009	EUR	650,000	833,962
Other Utilities — 1.2%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	340,000	423,795
Veolia Environnement (EMTN) (France)	5.875%	06/27/2008	EUR	340,000	431,498
					855,293
					1,689,255
Total (Cost - $3,231,422)					3,688,068
Mortgage-Backed Securities — 7.3%
Collateralized Mortgage Obligations — 5.1%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	05/19/2055	EUR	1,000,000	1,234,474
Delphinus BV, Ser. 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	04/25/2093	EUR	1,000,000	1,223,045
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	620,142
Saecure BV, Ser. A2 (FRN) (Netherlands)	5.710%	11/25/2007	EUR	500,000	625,651
					3,703,312

Commercial Mortgage Backed Securities — 2.2%
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11, Class A4	5.458%	03/11/2039	490,000		$488,919
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4	5.553%	04/10/2038	380,000		378,907
Residential Accreditation Loans, Inc., Ser. 2004-QS10, Class A3 (FRN)	5.459%	07/25/2034	743,984		747,208
					1,615,034
Total (Cost - $5,032,607)					5,318,346
Sovereign Obligations — 60.5%
Austria — 3.2%
Republic of Austria	4.000%	07/15/2009	EUR	1,860,000	2,289,569
Canada — 3.5%
Canadian Government Bond	4.500%	06/01/2015	CAD	2,930,000	2,557,534
France — 4.4%
France O.A.T	4.000%	04/25/2055	EUR	140,000	170,116
France O.A.T.	4.000%	10/25/2014	EUR	2,480,000	3,051,895
					3,222,011
Germany — 6.0%
Bundesschatzanweisungen	2.500%	09/22/2006	EUR	3,620,000	4,372,928
Italy — 3.4%
Buoni Poliennali del Tesoro	5.750%	02/01/2033	EUR	1,670,000	2,485,985
Japan — 12.8%
Japan Finance Corp. for Municipal Enterprises	1.550%	02/21/2012	JPY	250,000,000	2,133,708
Japanese Government Bond, Ser. 21	2.300%	12/20/2035	JPY	32,000,000	274,623
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	458,000,000	3,815,378
Japanese Government Bond, Ser. 82	2.100%	09/20/2025	JPY	251,000,000	2,148,870
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	114,000,000	960,870
					9,333,449
Mexico — 1.6%
Mexican Fixed Rate Bonds, Ser. M	9.000%	12/22/2011	MXN	2,880,000	271,602
Mexican Fixed Rate Bonds, Ser. M 20	10.000%	12/05/2024	MXN	8,020,000	823,406
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	600,000	53,273
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	500,000	48,787
					1,197,068
Netherlands — 4.7%
Netherlands Government	7.500%	01/15/2023	EUR	1,990,000	3,444,444
New Zealand — 2.5%
New Zealand Government, Ser. 709	7.000%	07/15/2009	NZD	2,850,000	1,800,135

Poland — 2.4%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	420,000	$141,288
Poland Government Bond, Ser. 1110	6.000%	11/24/2010	PLN	4,860,000	1,565,774
					1,707,062
Sweden — 5.5%
Swedish Government Bond, Ser. 1043	5.000%	01/28/2009	SEK	29,650,000	3,990,768
United Kingdom — 7.4%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	1,500,000	2,631,319
U.K. Treasury Bond	5.000%	09/07/2014	GBP	260,000	469,203
U.K. Treasury Bond	4.750%	12/07/2038	GBP	840,000	1,633,467
U.K. Treasury Bond	4.250%	12/07/2055	GBP	350,000	647,525
					5,381,514
United States — 3.1%
U.S. Treasury Bond	7.625%	02/15/2025	910,000		1,189,469
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	505,767		508,216
U.S. Treasury Inflation-Indexed Bond	2.000%	01/15/2026	599,172		567,809
					2,265,494
Total (Cost - $46,239,376)					44,047,961
Short-Term Securities — 13.4%
Time Deposits — 12.3%
Bank of Montreal Time Deposit	4.750%	04/03/2006	3,000,000		3,000,000
Dresdner Bank Time Deposit	4.780%	04/03/2006	3,000,000		3,000,000
Societe Generale Time Deposit	4.875%	04/03/2006	3,000,000		3,000,000
					9,000,000
U.S. Treasury Obligation — 1.1%
U.S. Treasury Bill ‡ @	4.291%	05/18/2006	800,000		795,537
Total (Cost - $9,795,577)					9,795,537
Total Investments — 95.9% (Cost - $71,113,603)					69,808,822
Other Assets, Net of Liabilities — 4.1%					3,019,712
Net Assets — 100.0%					$72,828,534

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$1,130,668	$2,435,448	$(1,304,780)	$71,113,603

Summary of Abbreviations

CAD	Canadian Dollar
CPI	Consumer Price Index
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
MTN	Medium-Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona

(a)	Face amount shown in U.S. dollars unless otherwise indicated.
+

Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, this security was valued at $62,856, or 0.1% of net assets. The Board of Directors has deemed this security to be liquid.

*	Perpetual bond. Maturity date shown is next call date.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

International Portfolio
Asset Class Summary
(shown as a percentage of total net assets)
March 31, 2006

Classification	% of Net Assets
Sovereign Obligations	60.5%
Short-Term Securities	13.4
Asset-Backed Securities	9.6
Mortgage-Backed Securities	7.3
Corporate Obligations	5.1
Financial Futures Contracts	(0.1)
Forward Foreign Exchange Contracts	(0.6)
Other Assets, Net of Liabilities	4.8
100.0%

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio - Schedule of Investments

March 31, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value
U.S. Treasury Inflation-Indexed Bond — 38.9%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	$41,112,908	$41,312,048
U.S. Treasury Inflation-Indexed Notes — 60.6%
U.S. Treasury Inflation-Indexed Note	3.625%	01/15/2008	5,227,659	5,369,786
U.S. Treasury Inflation-Indexed Note	4.250%	01/15/2010	6,056,719	6,506,241
U.S. Treasury Inflation-Indexed Note	0.875%	04/15/2010	2,480,181	2,349,198
U.S. Treasury Inflation-Indexed Note	3.000%	07/15/2012	3,517,358	3,664,647
U.S. Treasury Inflation-Indexed Note	1.875%	07/15/2013	17,637,723	17,125,126
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2014	30,160,343	29,429,898
U.S. Treasury Inflation-Indexed Note	2.000%	07/15/2014	8,414	8,204
				64,453,100
Total (Cost - $108,135,245)				105,765,148
Total Investments — 99.5% (Cost - $108,135,245)				105,765,148
Other Assets, Net of Liabilities — 0.5%				534,961
Net Assets — 100.0%				$106,300,109

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$0	$2,370,097	$(2,370,097)	$108,135,245

U.S. Inflation-Indexed Portfolio

Asset Class Summary

(shown as a percentage of total net assets)

March 31, 2006

Classification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	60.6%
U.S. Treasury Inflation-Indexed Bond	38.9
Other Assets, Net of Liabilities	0.5
100.0%

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments
March 31, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount(a)		Value
Sovereign Index-Linked Obligations — 91.9%
Australia — 0.7%
Australian Index-Linked Bond	4.000%	08/20/2020	AUD	120,000	$130,994
Canada — 1.3%
Canadian Government Index-Linked Bond	3.000%	12/01/2031	CAD	47,368	61,271
Canadian Government Index-Linked Bond	4.000%	12/01/2036	CAD	168,117	194,212
					255,483
France — 2.5%
France O.A.T. Index-Linked Bond	3.000%	07/25/2012	EUR	367,979	486,901
Japan — 2.4%
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	27,000,000	227,574
Japanese Government CPI Linked Bond	0.800%	03/10/2016	JPY	27,916,000	235,555
					463,129
Sweden — 3.9%
Swedish Government Index-Linked Bond	4.000%	12/01/2008	SEK	1,813,742	250,517
Swedish Government Index-Linked Bond	4.000%	12/01/2020	SEK	1,927,813	316,859
Swedish Government Index-Linked Bond	3.500%	12/01/2028	SEK	1,091,296	183,360
					750,736
United Kingdom — 18.8%
U.K. Index-Linked Treasury Stock	2.500%	05/20/2009	GBP	166,000	717,186
U.K. Index-Linked Treasury Stock	2.500%	08/16/2013	GBP	80,000	316,271
U.K. Index-Linked Treasury Stock	2.500%	07/26/2016	GBP	310,000	1,379,712
U.K. Index-Linked Treasury Stock	2.500%	04/16/2020	GBP	250,000	1,140,467
U.K. Index-Linked Treasury Stock	2.500%	07/17/2024	GBP	20,000	81,534
					3,635,170
United States — 62.3%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025		7,629,395	7,666,349
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2014		4,463,430	4,355,332
					12,021,681
Total (Cost - $18,303,698)					17,744,094

Sovereign Obligations — 5.5%
Italy — 1.3%
Buoni Poliennali Del Tesoro	2.150%	09/15/2014	EUR	199,025	$248,461
United Kingdom — 4.2%
U.K. Treasury Bond	4.750%	09/07/2015	GBP	461,000	820,930
Total (Cost - $1,088,066)					1,069,391
Total Investments — 97.4% (Cost - $19,391,764)					18,813,485
Other Assets, Net of Liabilities — 2.6%					493,248
Net Assets — 100.0%					$19,306,733

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$65,444	$643,723	$(578,279)	$19,391,764

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CPI	Consumer Price Index
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
JPY	Japanese Yen
SEK	Swedish Krona

(a)	Face amount shown in U.S. dollars unless otherwise indicated.

Global Inflation-Indexed Hedged Portfolio
Asset Class Summary
(shown as a percentage of total net assets)
March 31, 2006

Classification	% of Net Assets
Sovereign Index-Linked Obligations	91.9%
Sovereign Obligations	5.5
Forward Foreign Exchange Contracts	0.4
Other Assets, Net of Liabilities	2.2
100.0%

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments
March 31, 2006

Country Composition of the Portfolio (as a percentage of Total Investments) versus the Barclay’s Global Inflation-Linked Bond Index Hedged

Country	Portfolio	Benchmark
United States	63.89%	44.50%
United Kingdom	23.68%	24.11%
Sweden	3.99%	3.77%
France	2.59%	12.57%
Japan	2.47%	3.02%
Canada	1.36%	3.65%
Italy	1.32%	7.58%
Australia	0.70%	0.80%
	100.00%	100.00%

FFTW Funds, Inc.

Schedule of Investments

March 31, 2006 (Unaudited)

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At March 31, 2006, the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

March 31, 2006
Portfolio	Collateral Value
U.S. Short-Term	$19,801
Limited Duration	49,504
Mortgage-Backed	148,512
Worldwide	934,756
Worldwide Core	49,721
International	795,537

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio’s Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

	Interest	Average	Average
Portfolio	Expense	Balance	Rate
U.S. Short-Term	$5,686	$2,420,667	4.63%
Limited Duration	377	2,951,250	4.60%
Mortgage-Backed	6,388	1,152,983	4.36%

At March 31, 2006, the following funds held reverse repurchase agreements:

U.S. Short-Term

Face Value	Description	Market Value (including interest)
$1,382,400	Lehman Brothers, 4.87%, dated 3/31/06, to be repurchased on 4/3/06, to be repurchased on demand, at face value, plus accrued interest.	$1,382,587
3,317,160	Lehman Brothers, 4.9%, dated 3/31/06, to be repurchased on 4/3/06, to be repurchased on demand, at face value, plus accrued interest.	3,317,611
	Total	$4,700,198

Limited Duration

Face Value	Description	Market Value (including interest)
$2,951,250	Lehman Brothers, 4.6%, dated 3/31/06, to be repurchased on 4/3/06, at face value, plus accrued interest.	$2,951,627

Mortgage-Backed

Face Value	Description	Market Value (including interest)
$770,000	Lehman Brothers, 4.67%, dated 3/30/06, to be repurchased on 4/6/06, at face value, plus accrued interest.	$770,200

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At March 31, 2006, the following funds had two outstanding swap contracts with Deutsche Bank with the following terms:

Mortgage-Backed

Notional	Termination	Payment Made	Payments Received	Unrealized
Amount	Date	by the Portfolio	by the Portfolio	Appreciation
$74,000,000	06/15/2008	5.261%	USD LIBOR	$44,459
16,000,000	06/15/2008	5.210%	USD LIBOR	24,778
				$69,237

Open Forward Foreign Exchange Contracts as of March 31, 2006

Worldwide

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
3,290,000	Australian Dollar closing 5/23/06	$2,412,961	$2,343,980	$(68,981)
1,148,173	British Pound Sterling closing 5/23/06	2,049,363	1,992,663	(56,700)
7,647,356	Canadian Dollar closing 5/23/06	6,685,374	6,564,493	(120,881)
22,298,242	Euro closing 5/23/06	27,344,187	27,063,898	(280,289)
715,085,350	Hungarian Forint closing 5/23/06	3,494,528	3,274,057	(220,471)
344,324,317	Icelandic Krona closing 5/23/06	5,458,599	4,787,189	(671,410)
2,317,942,315	Japanese Yen closing 5/23/06	20,409,917	19,774,112	(635,805)
12,889,803	Mexican Peso closing 5/23/06	1,209,289	1,178,998	(30,291)
360,000	New Zealand Dollar closing 5/23/06	230,391	219,272	(11,119)
948,402	Norwegian Krone closing 5/23/06	145,807	144,940	(867)
4,034,485	Polish Zloty closing 5/23/06	1,278,894	1,242,248	(36,646)
2,482,699,331	Republic of Korea Won closing 6/21/06	2,550,183	2,558,661	8,478
1,130,404	Singapore Dollar closing 5/23/06	699,846	699,858	12
3,910,075	South African Rand closing 5/23/06	651,408	632,379	(19,029)
1,085,190	Swedish Krona closing 5/23/06	144,827	139,762	(5,065)
1,324,054	Swiss Franc closing 5/23/06	1,062,643	1,018,272	(44,371)
Forward Foreign Exchange Sell Contracts
1,169,385	Australian Dollar closing 5/23/06	880,000	833,136	46,864
2,515,466	British Pound Sterling closing 5/23/06	4,433,593	4,365,610	67,983
6,198,390	Canadian Dollar closing 5/23/06	5,349,880	5,320,700	29,180
2,234,265	Danish Krone closing 5/23/06	370,292	363,337	6,955
22,665,505	Euro closing 5/23/06	27,674,218	27,505,194	169,024
673,570,500	Hungarian Forint closing 5/23/06	3,291,651	3,083,979	207,672
240,365,230	Icelandic Krona closing 5/23/06	3,867,502	3,341,832	525,670
888,949,210	Japanese Yen closing 5/23/06	7,647,067	7,580,501	66,566
36,414,664	Mexican Peso closing 5/23/06	3,415,129	3,330,757	84,372
6,026,837	New Zealand Dollar closing 5/23/06	3,996,910	3,670,886	326,024
12,488,836	Polish Zloty closing 5/23/06	3,908,327	3,846,502	61,825
1,414,730	South African Rand closing 5/23/06	235,690	228,805	6,885
39,366,337	Swedish Krona closing 5/23/06	5,253,748	5,069,989	183,759
2,978,353	Swiss Franc closing 5/23/06	2,360,180	2,290,521	69,659
				$(340,997)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 5/23/06
800,000	Australian Dollar	$569,801	$569,965	664,708	Canadian Dollar	$569,801	$570,586	$621
330,000	British Pound Sterling	578,575	572,717	748,176	Swiss Franc	578,575	575,390	2,673
1,339,652	British Pound Sterling	2,351,251	2,324,976	1,940,000	Euro	2,351,251	2,354,623	29,647
691,295	Canadian Dollar	607,641	593,408	820,000	Australian Dollar	607,641	584,214	(9,194)
1,485,771	Canadian Dollar	1,290,000	1,275,386	149,558,630	Japanese Yen	1,290,000	1,275,868	482
753,939	Euro	926,368	915,073	518,696	British Pound Sterling	926,368	900,201	(14,872)
1,020,000	Euro	1,234,238	1,237,998	9,521,994	Swedish Krona	1,234,238	1,226,337	(11,661)
530,000	Euro	642,265	643,274	40,893,888	Icelandic Krona	642,265	568,553	(74,721)
570,000	Euro	682,577	691,822	78,890,820	Japanese Yen	682,577	673,009	(18,813)
230,000	Euro	274,166	279,156	1,833,740	Norwegian Krone	274,166	280,243	1,087
280,000	Euro	339,995	339,843	1,099,658	Polish Zloty	339,995	338,689	(1,154)
950,000	Euro	1,144,197	1,153,037	1,470,416	Swiss Franc	1,144,197	1,130,833	(22,204)
144,170,558	Icelandic Krona	2,141,137	2,004,424	1,790,000	Euro	2,141,137	2,172,565	168,141
1,145,840	Japanese Yen	10,000	9,775	109,435	Mexican Peso	10,000	10,010	235
67,730,370	Japanese Yen	580,000	577,800	671,118	Canadian Dollar	580,000	576,088	(1,712)
57,434,370	Japanese Yen	490,000	489,966	628,258	Swiss Franc	490,000	483,166	(6,800)
427,360	Mexican Peso	40,000	39,090	4,621,000	Japanese Yen	40,000	39,421	331
815,845	New Zealand Dollar	531,715	496,923	720,000	Australian Dollar	531,715	512,968	16,045
1,941,007	Norwegian Krone	291,865	296,636	240,000	Euro	291,865	291,294	(5,342)
3,751,760	Swedish Krona	477,957	483,189	400,000	Euro	477,957	485,489	2,300
6,467,468	Swedish Krona	822,980	832,945	5,520,000	Norwegian Krone	822,980	843,599	10,654
701,125	Swiss Franc	539,372	539,204	450,000	Euro	539,372	546,176	6,972
1,514,681	Swiss Franc	1,170,784	1,164,875	670,000	British Pound Sterling	1,170,784	1,162,790	(2,085)
								$70,630

Worldwide Core

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
340,000	Australian Dollar closing 5/23/06	$248,048	$242,235	$(5,813)
30,000	British Pound Sterling closing 5/23/06	53,547	52,065	(1,482)
538,286	Canadian Dollar closing 5/23/06	472,639	462,065	(10,574)
2,599,580	Euro closing 5/23/06	3,163,822	3,155,170	(8,652)
209,037,380	Hungarian Forint closing 5/23/06	1,021,538	957,089	(64,449)
98,991,405	Icelandic Krona closing 5/23/06	1,586,353	1,376,291	(210,062)
113,211,504	Japanese Yen closing 5/23/06	975,755	965,795	(9,960)
275,504	Mexican Peso closing 5/23/06	25,930	25,200	(730)
40,000	New Zealand Dollar closing 5/23/06	25,600	24,364	(1,236)
1,134,833	Polish Zloty closing 5/23/06	361,868	349,484	(12,384)
106,452,000	Republic of Korea Won closing 6/21/06	110,199	109,755	(444)
30,728	Singapore Dollar closing 5/23/06	19,026	19,024	(2)
5,707	Swiss Franc closing 5/23/06	4,580	4,389	(191)

Forward Foreign Exchange Sell Contracts
160,000	Australian Dollar closing 5/23/06	$120,388	$113,993	$6,395
695,919	British Pound Sterling closing 5/23/06	1,239,591	1,207,773	31,818
864,298	Canadian Dollar closing 5/23/06	746,237	741,914	4,323
6,803,187	Euro closing 5/23/06	8,379,826	8,256,664	123,162
208,782,000	Hungarian Forint closing 5/23/06	1,020,290	955,920	64,370
90,565,825	Icelandic Krona closing 5/23/06	1,457,214	1,259,149	198,065
251,557,599	Japanese Yen closing 5/23/06	2,190,162	2,144,416	45,746
3,005,303	Mexican Peso closing 5/23/06	282,305	274,887	7,418
647,562	New Zealand Dollar closing 5/23/06	426,362	394,424	31,938
2,276,694	Polish Zloty closing 5/23/06	718,222	701,211	17,011
16,481	Singapore Dollar closing 5/23/06	10,205	10,204	1
352,496	Swedish Krona closing 5/23/06	47,043	45,398	1,645
52,079	Swiss Franc closing 5/23/06	41,797	40,052	1,745
				$207,658

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 5/23/06
100,000	Australian Dollar	$71,225	$71,246	83,089	Canadian Dollar	$71,225	$71,323	$77
30,000	British Pound Sterling	52,599	52,065	68,018	Swiss Franc	52,599	52,309	244
165,824	British Pound Sterling	290,947	287,789	240,000	Euro	290,947	291,294	3,505
59,022	Canadian Dollar	51,872	50,665	70,000	Australian Dollar	51,872	49,872	(793)
183,946	Canadian Dollar	160,000	157,899	18,544,260	Japanese Yen	160,000	158,199	300
70,000	Euro	86,200	84,961	48,276	British Pound Sterling	86,200	83,784	(1,177)
110,000	Euro	133,448	133,510	1,025,976	Swedish Krona	133,448	132,135	(1,375)
60,000	Euro	72,710	72,823	4,639,626	Icelandic Krona	72,710	64,505	(8,318)
80,000	Euro	95,825	97,098	11,070,275	Japanese Yen	95,825	94,439	(2,659)
20,000	Euro	23,846	24,274	159,490	Norwegian Krone	23,846	24,374	100
10,000	Euro	12,143	12,137	39,274	Polish Zloty	12,143	12,096	(41)
100,000	Euro	120,450	121,372	154,771	Swiss Franc	120,450	119,028	(2,344)
17,722,629	Icelandic Krona	262,835	246,400	220,000	Euro	262,835	267,019	20,619
3,422,010	Japanese Yen	30,000	29,193	328,280	Mexican Peso	30,000	30,027	834
1,172,230	Japanese Yen	10,000	10,000	9,730,000	Republic of Korea Won	10,000	10,025	25
11,522,730	Japanese Yen	100,000	98,299	115,792	Canadian Dollar	100,000	99,396	1,097
5,858,540	Japanese Yen	50,000	49,979	64,108	Swiss Franc	50,000	49,303	(676)
1,066,980	Mexican Peso	100,000	97,594	11,640,620	Japanese Yen	100,000	99,305	1,711
101,942	New Zealand Dollar	66,424	62,092	90,000	Australian Dollar	66,424	64,121	2,029
242,626	Norwegian Krone	36,483	37,079	30,000	Euro	36,483	36,412	(667)
375,172	Swedish Krona	47,796	48,318	40,000	Euro	47,796	48,549	231
773,089	Swedish Krona	98,324	99,566	660,000	Norwegian Krone	98,324	100,865	1,299
135,640	Swiss Franc	104,846	104,315	60,000	British Pound Sterling	104,846	104,130	(185)
65,017	Swiss Franc	50,000	50,002	80,765	Singapore Dollar	50,000	50,004	2
63,417	Swiss Franc	50,000	48,771	5,824,700	Japanese Yen	50,000	49,690	919
77,902	Swiss Franc	59,930	59,911	50,000	Euro	59,930	60,686	775
								$15,532

International

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
2,141,289	Australian Dollar closing 5/23/06	$1,575,227	$1,227,538	$(347,689)
743,673	British Pound Sterling closing 5/23/06	1,327,374	1,299,101	(28,273)
6,689,939	Canadian Dollar closing 5/23/06	5,851,703	5,773,101	(78,602)
5,057,228	Danish Krone closing 5/23/06	838,150	825,206	(12,944)
14,038,359	Euro closing 5/23/06	17,176,571	17,083,745	(92,826)
152,736,921	Icelandic Krona closing 5/23/06	2,410,648	2,150,732	(259,916)
1,884,138,567	Japanese Yen closing 5/23/06	16,669,176	15,969,545	(699,631)
9,478,469	Mexican Peso closing 5/23/06	890,943	726,106	(164,837)
210,000	New Zealand Dollar closing 5/23/06	134,394	127,772	(6,622)
1,027,436	Norwegian Krone closing 5/23/06	157,958	156,985	(973)
2,408,497	Polish Zloty closing 5/23/06	770,966	744,665	(26,301)
2,085,435,942	Republic of Korea Won closing 6/21/06	2,137,602	2,139,237	1,635
326,927	Singapore Dollar closing 5/23/06	202,431	202,372	(59)
2,947,595	South African Rand closing 5/23/06	491,061	474,799	(16,262)
376,105	Swiss Franc closing 5/23/06	293,434	291,198	(2,236)
Forward Foreign Exchange Sell Contracts
590,000	Australian Dollar closing 5/23/06	444,053	420,759	23,294
724,474	British Pound Sterling closing 5/23/06	1,279,718	1,265,563	14,155
6,080,397	Canadian Dollar closing 5/23/06	5,247,318	5,247,095	223
880,583	Danish Krone closing 5/23/06	145,942	143,688	2,254
8,943,561	Euro closing 5/23/06	10,896,281	10,610,077	286,204
90,718,215	Icelandic Krona closing 5/23/06	1,459,665	1,277,429	182,236
574,679,791	Japanese Yen closing 5/23/06	4,934,010	4,932,193	1,817
21,300,558	Mexican Peso closing 5/23/06	1,998,679	1,946,324	52,355
4,354,523	New Zealand Dollar closing 5/23/06	2,903,011	2,509,525	393,486
6,829,527	Polish Zloty closing 5/23/06	2,143,230	2,111,569	31,661
192,090,000	Republic of Korea Won closing 5/23/06	196,351	197,016	(665)
27,641,263	Swedish Krona closing 5/23/06	3,688,945	3,580,311	108,634
239,267	Swiss Franc closing 5/23/06	192,028	185,252	6,776
				$(633,106)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 5/23/06
450,000	Australian Dollar	$320,514	$320,918	373,899	Canadian Dollar	$320,514	$322,657	$1,739
190,000	British Pound Sterling	333,114	331,906	430,761	Swiss Franc	333,114	333,515	1,609
910,551	British Pound Sterling	1,595,663	1,298,975	1,320,000	Euro	1,595,663	1,315,225	16,250
387,799	Canadian Dollar	340,872	334,652	460,000	Australian Dollar	340,872	328,049	(6,603)
779,825	Canadian Dollar	680,000	672,952	78,591,290	Japanese Yen	680,000	674,510	1,558
448,485	Euro	550,933	546,165	308,965	British Pound Sterling	550,933	539,723	(6,442)
620,000	Euro	750,203	621,078	5,785,919	Swedish Krona	750,203	615,380	(5,698)
340,000	Euro	412,018	414,052	26,219,634	Icelandic Krona	412,018	369,206	(44,846)
320,000	Euro	383,495	389,696	44,280,650	Japanese Yen	383,495	380,039	(9,657)
100,000	Euro	119,205	121,780	797,292	Norwegian Krone	119,205	121,821	41
110,000	Euro	133,569	0	432,009	Polish Zloty	133,569	0	0
580,000	Euro	698,530	706,324	897,680	Swiss Franc	698,530	695,025	(11,299)
87,593,791	Icelandic Krona	1,303,297	1,233,433	1,090,000	Euro	1,303,297	1,327,403	93,970
7,975,450	Japanese Yen	70,000	68,449	68,110,000	Republic of Korea Won	70,000	69,857	1,408
50,629,070	Japanese Yen	440,000	434,524	509,918	Canadian Dollar	440,000	329,854	(104,670)
641,830	Mexican Peso	60,000	58,647	6,968,290	Japanese Yen	60,000	59,806	1,159
430,568	New Zealand Dollar	280,632	261,975	380,000	Australian Dollar	280,632	270,997	9,022
1,213,130	Norwegian Krone	182,416	185,358	150,000	Euro	182,416	182,670	(2,688)
2,438,638	Swedish Krona	310,672	315,872	260,000	Euro	310,672	316,628	756
3,549,536	Swedish Krona	451,539	459,764	3,030,000	Norwegian Krone	451,539	462,963	3,199
351,092	Swiss Franc	270,000	0	436,131	Singapore Dollar	270,000	269,970	269,970
380,499	Swiss Franc	300,000	294,600	34,948,200	Japanese Yen	300,000	299,943	5,343
436,254	Swiss Franc	335,609	337,769	280,000	Euro	335,609	340,984	3,215
859,042	Swiss Franc	664,024	333,359	380,000	British Pound Sterling	664,024	331,906	(1,453)
								$215,883

Global Inflation-Indexed Hedged

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
890,000	Australian Dollar closing 5/23/06	$645,225	$634,086	$(11,139)
100,000	British Pound Sterling closing 5/23/06	174,869	173,551	(1,318)
543,414	Canadian Dollar closing 5/23/06	472,027	466,467	(5,560)
3,872,962	Euro closing 5/23/06	4,660,742	4,700,705	39,963
55,454,822	Icelandic Krona closing 5/23/06	868,109	770,996	(97,113)
197,070,866	Japanese Yen closing 5/23/06	1,696,989	1,681,190	(15,799)
625,575	Mexican Peso closing 5/23/06	58,888	57,220	(1,668)
711,637	New Zealand Dollar closing 5/23/06	472,549	433,451	(39,098)
4,409,376	Polish Zloty closing 5/23/06	1,399,802	1,358,067	(41,735)
271,582,000	Republic of Korea Won closing 6/21/06	281,141	280,009	(1,132)
14,956	Swiss Franc closing 5/23/06	11,628	11,502	(126)
Forward Foreign Exchange Sell Contracts
639,617	Australian Dollar closing 5/23/06	476,412	455,699	20,713
2,845,475	British Pound Sterling closing 5/23/06	4,974,561	4,938,342	36,219
529,094	Canadian Dollar closing 5/23/06	462,333	454,174	8,159
3,788,129	Euro closing 5/23/06	4,559,566	4,597,740	(38,174)
54,864,250	Icelandic Krona closing 5/23/06	858,864	762,783	96,081
257,159,803	Japanese Yen closing 5/23/06	2,209,123	2,193,802	15,321
1,366,585	New Zealand Dollar closing 5/23/06	893,686	832,373	61,313
4,358,731	Polish Zloty closing 5/23/06	1,383,724	1,342,469	41,255
6,952,800	Swedish Krona closing 5/23/06	910,052	895,451	14,601
137,605	Swiss Franc closing 5/23/06	106,978	105,826	1,152
				$81,915

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 5/23/06
260,000	Australian Dollar	$185,191	$185,239	216,031	Canadian Dollar	$185,191	$185,441	$202
110,000	British Pound Sterling	193,004	190,906	249,398	Swiss Franc	193,004	191,801	895
462,783	British Pound Sterling	811,971	803,163	670,000	Euro	811,971	813,195	10,032
227,624	Canadian Dollar	200,121	195,392	270,000	Australian Dollar	200,121	192,363	(3,029)
551,916	Canadian Dollar	480,000	473,765	55,605,445	Japanese Yen	480,000	474,364	599
180,000	Euro	222,050	218,470	124,211	British Pound Sterling	222,050	215,570	(2,900)
340,000	Euro	412,165	412,666	3,169,282	Swedish Krona	412,165	408,172	(4,494)
210,000	Euro	251,146	254,882	29,064,830	Japanese Yen	251,146	247,949	(6,933)
70,000	Euro	83,399	84,961	558,097	Norwegian Krone	83,399	85,292	331
300,000	Euro	360,750	364,117	464,313	Swiss Franc	360,750	357,083	(7,034)
5,713,700	Japanese Yen	50,000	48,743	48,650,000	Republic of Korea Won	50,000	50,126	1,383
33,602,179	Japanese Yen	290,000	286,656	335,648	Canadian Dollar	290,000	288,120	1,464
18,754,080	Japanese Yen	160,000	159,989	205,146	Swiss Franc	160,000	157,768	(2,221)
531,117	Mexican Peso	50,000	48,580	5,770,940	Japanese Yen	50,000	49,231	651
249,068	New Zealand Dollar	162,521	151,705	220,000	Australian Dollar	162,521	156,740	5,035
647,002	Norwegian Krone	97,288	98,879	80,000	Euro	97,288	97,098	(1,781)
1,219,329	Swedish Krona	155,327	157,037	130,000	Euro	155,327	157,784	747
2,049,874	Swedish Krona	260,788	264,003	1,750,000	Norwegian Krone	260,788	267,445	3,442
497,339	Swiss Franc	384,471	382,481	220,000	British Pound Sterling	384,471	381,812	(669)
208,054	Swiss Franc	160,000	160,006	258,448	Singapore Dollar	160,000	160,011	5
202,933	Swiss Franc	160,000	156,067	18,639,040	Japanese Yen	160,000	159,008	2,941
233,709	Swiss Franc	179,780	179,735	150,000	Euro	179,780	182,058	2,323
								$989

Open Financial Futures Contracts as of March 31, 2006

U.S. Short-Term

		Notional
		Value of	Unrealized
Contracts		Contracts	Appreciation
Short Futures Contracts:
6	June 2006 2-Year U.S. Treasury Note	$1,223,156	$1,854

Limited Duration

		Notional
		Value of	Unrealized
Contracts		Contracts	Depreciation
Long Futures Contracts:
86	June 2006 2-Year U.S. Treasury Note	$17,531,906	$(27,177)

Mortgage-Backed

		Notional
		Value of	Unrealized
Contracts		Contracts	Appreciation
Short Futures Contracts:
154	June 2006 10-Year U.S. Treasury Note	$16,384,156	$169,325
186	July 2006 5-Year U.S. Treasury Note	19,425,375	116,681
			$286,006

Worldwide

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
1	June 2006 10-Year Japanese Government Bond	$1,131,113	$(11,204)
13	June 2006 2-Year U.S. Treasury Note	2,650,172	(4,108)
32	June 2006 5-Year U.S. Treasury Note	3,342,000	(29,363)
4	June 2006 Euro Bund	567,173	(7,373)
36	June 2006 Long Gilts	6,971,850	(37,437)
56	June 2006 U.S. Long Bond	6,112,750	(205,822)
Short Futures Contracts:
55	June 2006 10-Year U.S. Treasury Note	5,851,484	50,182
109	June 2006 Euro BOBL	14,518,932	56,677
			$(188,448)

Worldwide Core

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
7	June 2006 10-Year U.S. Treasury Note	$744,734	$84
1	June 2006 2-Year U.S. Treasury Note	203,859	(316)
6	June 2006 5-Year U.S. Treasury Note	626,625	(5,505)
4	June 2006 Euro Bund	567,173	1,049
2	June 2006 U.S. Long Bond	218,313	(7)
Short Futures Contracts:
4	June 2006 Euro BOBL	532,805	1,001
1	June 2006 Long Gilts	193,663	3,515
			$(179)

International

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
1	June 2006 10-Year Japanese Government Bond	$1,131,113	$(11,204)
18	June 2006 Euro Bund	2,552,279	(33,180)
20	June 2006 Euro Buxl 30-Year Bond	2,408,683	(47,030)
13	June 2006 Long Gilts	2,517,613	(47,881)
Short Futures Contracts:
37	June 2006 10-Year U.S. Treasury Note	3,936,453	38,589
2	June 2006 2-Year U.S. Treasury Note	407,719	586
39	June 2006 5-Year U.S. Treasury Note	4,073,062	20,824
40	June 2006 Euro BOBL	5,328,048	18,948
			$(60,348)

Investments in Affiliated Issuers

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Worldwide
Mortgage-Backed	$19,691,968	$261,579	$—	$19,536,163	$261,579	$
U.S. Short-Term	9,945,708	70,860	—	10,052,989	70,860
Totals	$29,637,676	$332,439	$—	$29,589,152	$332,439	$

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Worldwide Core
Mortgage-Backed	$2,553,962	$2,926	$—	$3,333,758	$33,926	$
U.S. Short-Term	410,623	833,928	—	415,052	4,426
Totals	$2,964,585	$836,854	$—	$3,748,810	$38,352	$

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.
By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	6/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer
Date	6/30/2006
By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer
Date	6/30/2006